Redeemable Convertible Preferred Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended			1 Months Ended												12 Months Ended	1 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended
	Oct. 11, 2012	Nov. 30, 2010 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010 USD ($)	Nov. 30, 2010 Deferred Shares USD ($)	Nov. 30, 2010 Deferred Shares EUR (€)	Jul. 31, 2010 Deferred Shares	Jul. 31, 2008 Deferred Shares	Nov. 30, 2010 Ordinary Shares USD ($)	Jul. 31, 2010 Ordinary Shares	Jul. 31, 2008 Ordinary Shares USD ($)	Nov. 30, 2010 Retained Earnings USD ($)	Jul. 31, 2010 Retained Earnings USD ($)	Jul. 31, 2008 Retained Earnings USD ($)	Jul. 31, 2010 Additional Paid-In Capital USD ($)	Jul. 30, 2010 Minimum USD ($)	Dec. 31, 2012 Minimum USD ($)	Jul. 31, 2010 Series A Redeemable Convertible Preferred Shares USD ($)	Jul. 31, 2008 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2011 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2010 Series A Redeemable Convertible Preferred Shares USD ($)	Jun. 30, 2013 Series A Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2011 Series A Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2008 Series A Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2010 Series A Redeemable Convertible Preferred Shares Adjusted USD ($)	Jul. 31, 2010 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares USD ($)	Jun. 30, 2013 Series B Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2010 Series B Redeemable Convertible Preferred Shares EUR (€)	Nov. 30, 2010 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares USD ($)	Jun. 30, 2013 Series C Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares EUR (€)	Nov. 30, 2010 Series C Redeemable Convertible Preferred Shares EUR (€)
Class of Stock [Line Items]
Redeemable convertible preferred shares, par value																									€ 0.01375178		€ 0.01375178	€ 0.01375178	€ 0.01375178					€ 0.01375178		€ 0.01375178	€ 0.01375178	€ 0.01375178				€ 0.01		€ 0.01	€ 0.01	€ 0.01000000
Ordinary Shares Issuable upon Conversion						26,653,383	26,653,383																9,502,830									4,100,063								13,050,490
Percentage of series holders' consent needed to make changes to rights and preferences of that series					75.00%
Preferred Shares, redemption term					The Preferred Shares were redeemable at the option of the holders of at least a majority of the then outstanding shares of Preferred Shares, voting together as a single class on a fully converted basis. The Preferred Shares were redeemable in three annual installments, beginning on the date following the fourth anniversary of the original issue date of the Series C preferred shares (that is, on November 23, 2014) and ending on the date two years from such first redemption date
Preferred Shares, redemption price per share																										$ 4.49									$ 3.09								$ 3.50
Preferred Shares, conversion price per share																					$ 4.209375	$ 5.904116	$ 4.209375	$ 4.209375						$ 5.69	$ 4.635	$ 4.635	$ 4.635						$ 5.25	$ 5.25	$ 5.25
Preferred Shares, conversion term					Each preferred share automatically converts into ordinary shares at the then effective conversion price immediately upon the closing of the Company's first underwritten public offering in which the aggregate proceeds raised exceed $50,000 and pursuant to which the initial price to the public is at least $13.91 per share (as adjusted for any share capital subdivision or consolidation)
Preferred stock conversion trigger, aggregate gross cash proceeds from underwritten public offering					$ 94,667														$ 50,000	$ 50,000
Shares issued, price per share																			$ 13.91	$ 13.91											$ 3.09		$ 3.09								$ 3.50
Shares issued upon conversion of redeemable convertible preferred shares to ordinary shares	26,653,383
Liquidation Preference																										$ 4.49									$ 3.09								$ 3.50
Gross proceeds from issuance of shares		15,000		25,001			32,140
Number of ordinary shares converted				3,062,833						100,000,000,000		10,193,347
Number of shares issued upon conversion of ordinary shares								2,230,330	2,230,330		705,658		100,000									3,340,839																	15,290,021
Shares sold, value		53,515		15,000
Shares sold, value per share		$ 3.50		$ 4.49
Preferred shares issued upon conversion of ordinary shares, fair value		53,515		15,000			53,515	29	22			202		72	53,313		14,928
One-time charge to shareholders' deficit related to deemed dividend resulting from the modification			$ 6,542													$ 5,659		$ 883			$ 6,542